CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses to related parties	$ 46,712	$ 52,213	$ 72,847
Pre-opening costs expenses to related parties	351	240	32
Property charges and other expenses to related parties	4,246	1,694	630
Provision of Gaming Related Services [Member]
Costs to related parties	27,223	25,576	21,445
Rooms [Member]
Revenues from related parties	30,974	15,981	53,865
Costs to related parties	7,948	7,527	12,491
Food and Beverage [Member]
Revenues from related parties	18,004	14,487	38,719
Costs to related parties	17,146	19,370	27,797
Entertainment [Member]
Revenues from related parties	361	25	7,685
Costs to related parties	2,207	2,273	4,521
Mall [Member]
Costs to related parties	1,711	2,025	2,026
Retail and Other [Member]
Costs to related parties	$ 1,331	$ 1,220	$ 1,739